Summary of significant accounting and reporting policies - Narrative (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Feb. 18, 2019	Apr. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Accumulated deficit			$ 272,036	$ 235,712	$ 209,553
Public equity offering proceeds, net of transaction costs paid			$ 20,841	14,898	23,569
Period of the maintenance			1 year
Revenue from development contracts where no related incremental costs were identified			$ 831	1,321	3,684
Equity			5,019	(4,048)	(8,860)		$ 1,248
Trade receivables			(15,884)	(20,926)	(15,285)
Contract liabilities			740	497	1,221		$ 1,940
Cash flows from (used in) operating activities			22,838	28,626	15,589
Cash flows from (used in) investing activities			$ 8,766	6,477	5,270
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			5 years
Bottom of range | Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			3 years
Top of range | Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses			5 years
Sale of Warrants
Disclosure of detailed information about intangible assets [line items]
Gain on sale of warrants		$ 8,200
Entering into significant commitments or contingent liabilities
Disclosure of detailed information about intangible assets [line items]
Minimum expenditure commitments for reimbursement of debt and interest		$ 2,300
Major ordinary share transactions
Disclosure of detailed information about intangible assets [line items]
Public equity offering proceeds, net of transaction costs paid	$ 8,400
Previously stated
Disclosure of detailed information about intangible assets [line items]
Equity				(4,148)
Effect of adoption of new accounting standard - IFRS 15
Disclosure of detailed information about intangible assets [line items]
Equity				(100)
Contract assets				3,100	1,600
Trade receivables				$ 3,100	$ 1,600
Restatement Adjustment | Effect of adoption of new accounting standard - IFRS 15
Disclosure of detailed information about intangible assets [line items]
Accumulated deficit						$ 100
Contract assets						$ (100)